Loans and advances, net (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term of loan receivable	3 years
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Annual interest rate	6.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Annual interest rate	36.00%